May 4, 2016

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan
Document Control – Edgar

RE:	RiverSource Life Insurance Company (“Company”)
on behalf of RiverSource Variable Life Separate Account (“Registrant”)
File Nos. 033-62457 and 811-04298
RiverSource® Succession Select Variable Life Insurance

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policy does not differ from that contained in Registrant’s Post-Effective Amendment No. 33 filed on April 28, 2016 and Post-Effective Amendment No. 34 on May 2, 2016.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and
Assistant Secretary